Significant related party transactions (Detail)	12 Months Ended								1 Months Ended		12 Months Ended								12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Shanghai 51 Network Development Co. Ltd. USD ($)	Dec. 31, 2011 Shanghai 51 Network Development Co. Ltd. CNY	Dec. 31, 2010 Shanghai 51 Network Development Co. Ltd. Technical Services CNY	Dec. 31, 2010 Prexton Investment Ltd. CNY	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. USD ($)	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. USD ($)		Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY		Dec. 31, 2010 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. USD ($)	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2010 Beijing Huayi Giant Information Technology Co. Ltd. CNY	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. Technical Services USD ($)	Dec. 31, 2011 Beijing Huayi Giant Information Technology Co. Ltd. Technical Services CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd Technical Services USD ($)	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd Technical Services CNY	Aug. 31, 2011 Union Sky Holding Group Limited USD ($)	Aug. 31, 2011 Union Sky Holding Group Limited CNY	Dec. 31, 2011 Union Sky Holding Group Limited USD ($)		Dec. 31, 2011 Union Sky Holding Group Limited CNY		Dec. 31, 2011 Yangxun Computer Technology USD ($)	Dec. 31, 2011 Yangxun Computer Technology CNY
Service fee paid							(12,789)									$ 691,803	4,354,136		$ (1,191,630)	(7,500,000)			$ 482,881	3,039,202
Other revenue					70,796	445,580
Rental fee								(3,592)			(1,906,608)		(12,000,000)		(3,180,000)
Advances to related parties																		25,000,000
Royalty fee charged																(2,937,033)	(18,485,392)
Payment of individual income tax related to the exercise of share options																					(59,456)	(374,213)
Prepayment to related parties									152,337,978	958,800,000	152,337,978	[1]	958,800,000	[1]
Repayment from related parties																											(152,337,978)	[1]	(958,800,000)	[1]
Interest income from related																									3,411,536	21,471,866	3,411,536	[1]	21,471,866	[1]
Licensing income	8,665,171	54,537,719	42,666,674	10,687,252																											190,661	1,200,000
Marketing expense charged																															$ (171,626)	(1,080,200)

[1]	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 (US$152,337,978) in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866 (US$3,411,536), which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.